Stockholders’ Equity (Details) - USD ($)								3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 23, 2022	Aug. 14, 2022	Aug. 09, 2022	Aug. 10, 2021	Aug. 05, 2021	Jun. 09, 2021	May 13, 2021	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2022	Feb. 28, 2023	Nov. 03, 2022	Dec. 31, 2021	Jul. 21, 2021
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized										10,000,000	1,775,000,000			10,000,000
Common stock shares authorized											900,000,000
Private warrants										563,420
Additional paid-in capital (in Dollars)										$ 2,250,000
Outstanding shares										53,820,670
Additional paid-in capital (in Dollars)										$ 4,000,000
Shares amount											1,690,000,000
Weighted average equity market capitalization (in Dollars)										20,000,000
Weighted average total equity market capitalization (in Dollars)										$ 3,000,000,000
Market capitalization amount										20,000,000,000
Warrants outstanding	31,118,718
Exercise price per warrant (in Dollars per share)	$ 0.6427								$ 0.5	$ 10
Aggregate exercise price of warrant reserve (in Dollars)									$ 20,000
Number of warrants or rights outstanding.									29,158,364
Change in fair value measurements (in Dollars)									$ 1,238
Private warrants			563,420							563,420
Aggregating principal amount (in Dollars)		$ 5,200,000								$ 27,000,000
Company paid (in Dollars)										$ 140,000,000
Additional Paid-in Capital [Member]
Stockholders’ Equity (Details) [Line Items]
Additional paid-in capital (in Dollars)								$ 5,000,000
Adjustments To Additional Paid In Capital, Fair Value Of Share-Based Payment Liability (in Dollars)								$ 6,700,000
Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price per warrant (in Dollars per share)									$ 0.5
Minimum [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock shares authorized												900,000,000	825,000,000
Shares authorized										900,000,000		825,000,000
Maximum [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock shares authorized											1,775,000,000	900,000,000
Shares authorized										1,775,000,000		900,000,000
Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock shares authorized								1,690,000,000		815,000,000			750,000,000
Common stock, shares issued										627,346,804			168,693,323
Stock issued								76,140,000		89,152,131
Shares amount											815,000,000
Exercise price per warrant (in Dollars per share)				$ 10	$ 10	$ 10				$ 10
Shares issued from conversion										6,921,814
Shares issued										24,464,994
Class A Common Stock [Member] | Minimum [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock shares authorized										815,000,000
Class A Common Stock [Member] | Maximum [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock shares authorized											1,690,000,000
Class A Common Stock [Member] | Notes Payable, Other Payables [Member]
Stockholders’ Equity (Details) [Line Items]
Aggregating principal amount (in Dollars)							$ 75,100,000
Accrued interest converted (in Dollars)							$ 23,300,000
Class A Common Stock [Member] | Notes Payable, Related Party [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued from conversion							7,823,306
Common Class B [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock shares authorized								75,000,000		75,000,000			75,000,000
Stock issued										64,000,588
Earnout Shares [Member] | Additional Paid-in Capital [Member]
Stockholders’ Equity (Details) [Line Items]
Additional paid-in capital (in Dollars)										$ 2,200,000
Notes Payable, Related Party [Member] | Affiliated Entity [Member]
Stockholders’ Equity (Details) [Line Items]
Aggregating principal amount (in Dollars)							$ 90,900,000
Accrued interest converted (in Dollars)							$ 43,500,000
Shares issued from conversion							10,888,580
Notes Payable, Related Party [Member] | Affiliated Entity [Member] | Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Aggregating principal amount (in Dollars)							$ 130,479,000
Accrued interest converted (in Dollars)							$ 30,000,000
Shares issued from conversion							11,566,196